Cash (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Cash
Schedule of cash

	June 30, 2023	December 31, 2022
Current accounts	68,566	86,759
Bank deposits	15	15
Cash	68,581	86,774

Currency	June 30, 2023	December 31, 2022
United States Dollars	48,518	68,517
Euro	19,749	17,057
Russian Ruble	92	1,078
Armenian Dram	61	26
Kazakhstani tenge	161	96
Total	68,581	86,774

	December 31, 2022	December 31, 2021
Current accounts	86,759	142,787
Bank deposits	15	15
Total	86,774	142,802

Currency	December 31, 2022	December 31, 2021
United States Dollars	68,517	108,884
Euro	17,057	33,297
Russian Ruble	1,078	621
Armenian Dram	26	—
Kazakhstani tenge	96	—
Total	86,774	142,802